ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 TEL +1 713.229.1234 FAX +1 713.229.1522 www.bakerbotts.com	AUSTIN DALLAS DUBAI HONG KONG HOUSTON LONDON MOSCOW NEW YORK RIYADH WASHINGTON

March 29, 2006

BY FACSIMILE (202-772-9368) Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Rennae K. Henry 713-229-1584 FAX 713-229-2784 rennae.henry@bakerbotts.com

RE:	GlobalSantaFe Corporation
Response to Staff Comments
dated March 24, 2006

Ladies and Gentlemen:

On behalf of GlobalSantaFe Corporation (the “Company”), transmitted herewith is the Company’s response to the Staff’s comments dated March 24, 2006 on the Company’s Annual Report on Form 10-K for the year ended December 31, 2005, in connection with the Company’s Schedule 14A filed March 9, 2006. A copy of the Company’s response is also being filed via EDGAR.

Please telephone collect Ms. Rennae K. Henry (713-229-1584) or J. David Kirkland, Jr. (713-229-1101) of this Firm with any questions or comments you may have regarding the enclosed. In addition, please send copies of all correspondence with the Company directly to Ms. Rennae K. Henry, Baker Botts L.L.P., One Shell Plaza, 910 Louisiana Street, Houston, Texas 77002-1584 (facsimile: 713-229-2784).

Very truly yours,

BAKER BOTTS L.L.P.

By:	/s/ Rennae K. Henry
Rennae K. Henry

Enclosure

cc:	H. Roger Schwall
Carmen Moncada-Terry
Securities and Exchange Commission

Securities and Exchange Commission	- 2 -	March 29, 2006

James L. McCulloch

Walter A. Baker

Margaret Fitzgerald

GlobalSantaFe Corporation

J. David Kirkland, Jr.

Baker Botts L.L.P.